Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Schedule of disaggregated revenue
	Successor			Predecessor
	Three Months Ended June 30, 2020	Six Months Ended June 30, 2020	Period from April 6, 2019 through June 30, 2019	Period from January 1, 2019 through April 5, 2019
Appliance sales	$11,533,006	$19,335,110	$8,449,312	$9,784,525
Furniture sales	2,768,327	4,050,163	1,570,546	2,456,085
Other sales	983,698	1,576,936	526,023	706,291
Total	$15,285,031	$24,962,209	$10,545,881	$12,946,901

Schedule of property and equipment useful lives
Category	Useful Life (Years)
Machinery and equipment	5
Office equipment	5
Vehicles	5

Schedule of identifiable intangible assets
Acquired Intangible Asset	Amortization Basis	Expected Life (Years)
Customer related	Straight-line	15
Marketing related	Straight-line	5